Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

As of June 30, 2024 and 2025, prepaid expenses and other current assets, net consisted of the following:

	June 30, 2024	June 30, 2025
	RMB	RMB
Advance to staff	2,087,034	2,604,854
Deposits(a)	1,600,863	1,928,641
Prepaid expenses	610,404	940,146
Value-added tax recoverable	1,210,092	808,479
Employee loan	1,900,000	300,000
Government grants receivable	1,800,000	—
Others	629,026	593,920
	9,837,419	7,176,040
Less: Allowance for credit losses	(351,955)	(351,955)
Total prepayments and other current assets, net	9,485,464	6,824,085

(a)	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.

Schedule of Prepaid Expenses and Other Receivables

The movement of the expected credit loss against prepaid expenses and other receivables for the years ended June 30, 2023, 2024 and 2025 is as follows:

	June 30, 2023	June 30, 2024	June 30, 2025
	RMB	RMB	RMB
Opening balance	263,018	264,888	351,955
Provision of expected credit losses	1,870	87,067	—
Ending balance	264,888	351,955	351,955